Consolidated statements of financial position - AUD ($)	Jun. 30, 2023	Jun. 30, 2022	Jul. 01, 2021
Current assets
Cash and cash equivalents	$ 5,241,197	$ 7,361,112	$ 27,587,000
Trade and other receivables	3,899,000	91,000	84,000
Other assets	1,632,000	1,997,000	1,720,000
Total current assets	10,772,000	9,449,000	29,391,000
Non-current assets
Trade and other receivables	43,000	7,301,000	6,694,000
Intangibles	17,269,000	19,139,000	21,008,000
Total non-current assets	17,312,000	26,440,000	27,702,000
Total assets	28,084,000	35,889,000	57,093,000
Current liabilities
Trade and other payables	4,329,000	3,759,000	4,933,000
Borrowings	1,796,000	1,841,000	0
Employee benefits	690,000	369,000	229,000
Contingent consideration	750,000	759,000	791,000
Total current liabilities	7,565,000	6,728,000	5,953,000
Non-Current liabilities
Deferred tax	2,289,000	2,560,000	2,928,000
Employee benefits	59,000	117,000	55,000
Contingent consideration	6,121,000	8,209,000	10,304,000
Total non-current liabilities	8,469,000	10,886,000	13,287,000
Total liabilities	16,034,000	17,614,000	19,240,000
Net assets	12,050,000	18,275,000	37,853,000
Equity
Contributed equity	97,452,246	84,480,249	80,290,000
Other contributed equity	0	0	464,000
Reserves	3,681,000	2,412,000	1,301,000
Accumulated losses	(89,083,000)	(68,617,000)	(44,202,000)
Equity attributable to the owners of Kazia Therapeutics Limited	12,050,000	18,275,000	37,853,000
Total equity	$ 12,050,000	$ 18,275,000	$ 37,853,000